Variable Interest Entity (Details) - Schedule of operating results of the VIEs - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of operating results of the VIEs [Abstract]
Operating revenues	$ 17,438,802	$ 13,449,448
Income from operations	6,793,583	9,377,892
Net income	$ 6,948,599	$ 9,490,927